Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance Balance at End of Period
Loans individually evaluated for impairment	$ 19	$ 24
TDRs collectively evaluated for impairment	223	225
Other loans collectively evaluated for impairment	4,234	4,176
Loans acquired with deteriorated credit quality	15	16
Total allowance for credit losses	4,491	4,441	$ 4,417	$ 4,357
Loan Balance at End of Period
Loans individually evaluated for impairment	314	348
TDRs collectively evaluated for impairment	3,793	3,960
Other loans collectively evaluated for impairment	291,734	282,158
Loans acquired with deteriorated credit quality	261	344
Total loans	296,102	286,810
Commercial [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	16	16
TDRs collectively evaluated for impairment	20	15
Other loans collectively evaluated for impairment	1,448	1,423
Total allowance for credit losses	1,484	1,454	1,372	1,450
Loan Balance at End of Period
Loans individually evaluated for impairment	253	262
TDRs collectively evaluated for impairment	163	151
Other loans collectively evaluated for impairment	103,447	102,031
Total loans	103,863	102,444
Commercial Real Estate [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	3	8
TDRs collectively evaluated for impairment	3	3
Other loans collectively evaluated for impairment	793	788
Loans acquired with deteriorated credit quality		1
Total allowance for credit losses	799	800	831	812
Loan Balance at End of Period
Loans individually evaluated for impairment	61	86
TDRs collectively evaluated for impairment	138	129
Other loans collectively evaluated for impairment	39,513	39,297
Loans acquired with deteriorated credit quality	34	27
Total loans	39,746	39,539
Residential Mortgages [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	109	126
Other loans collectively evaluated for impairment	309	314
Loans acquired with deteriorated credit quality	15	15
Total allowance for credit losses	433	455	449	510
Loan Balance at End of Period
TDRs collectively evaluated for impairment	3,044	3,252
Other loans collectively evaluated for impairment	67,315	61,465
Loans acquired with deteriorated credit quality	227	317
Total loans	70,586	65,034
Other Retail [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	10	12
Other loans collectively evaluated for impairment	637	618
Total allowance for credit losses	647	630	678	617
Loan Balance at End of Period
TDRs collectively evaluated for impairment	185	183
Other loans collectively evaluated for impairment	56,933	56,247
Total loans	57,118	56,430
Credit Card [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	81	69
Other loans collectively evaluated for impairment	1,047	1,033
Total allowance for credit losses	1,128	1,102	$ 1,056	$ 934
Loan Balance at End of Period
TDRs collectively evaluated for impairment	263	245
Other loans collectively evaluated for impairment	24,526	23,118
Total loans	$ 24,789	$ 23,363